Schedule of Fair Value of Purchase Price Consideration (Details) - Lemon Glow Company, Inc [Member] - USD ($) $ in Thousands		May 25, 2021	Mar. 12, 2021
Business Acquisition [Line Items]
Cash Consideration	[1]		$ 4,256
Equity Consideration	[2]		7,450
Interest-Bearing Debt Assumed			2,043
Total Purchase Consideration		$ 13,749	$ 13,749

[1]	The cash consideration consists of $280,000 in cash and $3,976,000 in promissory notes with 5% simple interest.
[2]	The equity consideration consists of 660,571,429 shares of Common stock and 2,000,000 shares of Series B Preferred stock.